Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss for the year	$ (10,678)	$ (3,466)
Adjustments for the following items:
Depletion and amortization	10,572	6,709
Deferred income tax expense (recovery)	260	(588)
Accretion and decommissioning costs	196	185
Share-based payments	2,097	1,930
Unrealized loss on non-current assets	21	24
Provision on other long-term liabilities	9	185
Deferred costs on credit facilities		173
Deferred costs on convertible loans	335
Net charges on post-employment benefit obligations	107	108
Gain on derivative instruments	(147)
Gain on derivative warrant liability	(590)
Loss on investment in equity instruments		8
Write-down of assets	3,806	204
Contingency on value added taxes	1,012
Total adjustments	7,000	5,472
Changes in non-cash working capital items:
Trade and other receivables	(1,081)	(2,629)
Inventories	1,230	(2,748)
Prepaid expenses	(378)	336
Trade and other payables	2,237	1,147
Net cash generated from operating activities	9,008	1,578
Investing activities
Expenditures on property, plant and equipment	(14,893)	(7,176)
Net development costs on San Rafael		(13,435)
Net development costs on EI Cajon		1,054
Purchase of San Felipe property option	(2,033)	(7,108)
Bond on decommissioning costs	(370)
Investment in convertible loan receivable	(1,892)
Net cash used in investing activities	(19,188)	(26,665)
Financing activities
Financing from (repayments to) pre-payment facility	(3,890)	15,000
Financing from convertible loans payable	4,296
Repayments to credit facilities		(8,005)
Sale of investment in equity instruments		274
Proceeds from exercise of options and warrants	3,859	3,225
Net cash generated from financing activities	4,265	10,494
Effect of foreign exchange rate changes on cash	54	(137)
Decrease in cash and cash equivalents	(5,861)	(14,730)
Cash and cash equivalents, beginning of year	9,325	24,055
Cash and cash equivalents, end of year	3,464	9,325
Interest paid during the year	$ 1,082	$ 1,165